Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)
ASSETS
Cash and due from banks	$ 2,764,884	$ 3,713,734
Transactions in the course of collection	772,196	326,446
Financial assets held for trading at fair value through profit or loss:
Derivative financial instruments	2,960,706	2,705,496
Debt financial instruments	3,433,745	3,737,942
Others	257,325	138,753
Financial assets at fair value through other comprehensive income:
Debt financial instruments	3,967,392	3,054,809
Equity instruments	6,545	6,365
Derivative financial instruments for hedging purposes	27,077	277,802
Financial assets at amortized cost:
Rights by resale agreements and securities lending	54,061	64,365
Debt financial instruments	902,355	839,744
Loans and advances to Banks	2,173,151	1,529,751
Loans to customers - Commercial loans	19,987,278	19,353,491
Loans to customers - Residential mortgage loans	11,371,676	10,307,542
Loans to customers - Consumer loans	4,545,734	3,931,344
Investments in other companies	56,177	46,923
Intangible assets	140,030	105,942
Property and equipment	210,124	222,320
Right-of-use assets	94,921	100,188
Current tax assets	187,401
Deferred tax assets, net	368,186	276,400
Other assets	814,117	667,111
Non-current assets and disposal groups held for sale	13,773	19,480
TOTAL ASSETS	55,108,854	51,425,948
LIABILITIES
Transactions in the course of payments	681,792	210,479
Financial liabilities held for trading at fair value through profit or loss:
Derivative financial instruments	3,101,469	2,772,780
Others	6,271
Derivative Financial Instruments for hedging purposes	223,016	696
Financial liabilities at amortized cost:
Current accounts and other demand deposits	13,592,155	18,542,791
Saving accounts and time deposits	14,358,987	9,140,006
Obligations by repurchase agreements and securities lending	216,264	95,009
Borrowings from financial institutions	5,397,676	4,861,865
Debt financial instruments issued	9,267,947	8,561,395
Other financial obligations	344,030	250,005
Lease liabilities	89,369	95,670
Regulatory capital financial instruments	1,010,905	917,510
Provision for dividends	422,830	237,877
Provisions for contingent loan credit risk	143,489	93,049
Other provisions	36,711	36,895
Current tax liabilities	932	112,283
Employee benefits	139,315	106,963
Other liabilities	644,259	571,703
TOTAL LIABILITIES	49,677,417	46,606,976
EQUITY
Capital	2,418,833	2,418,833
Reserves	1,172,196	904,059
Accumulated other comprehensive income	(69,429)	41,617
Retained earnings:
Retained earnings from previous periods	886,866	636,023
Income for the year	1,445,799	1,056,316
Less: Provision for dividends	(422,830)	(237,877)
Shareholders of the Bank	5,431,435	4,818,971
Non-controlling interest	2	1
TOTAL EQUITY	5,431,437	4,818,972
TOTAL LIABILITIES AND EQUITY	$ 55,108,854	$ 51,425,948